Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Debt-to-Equity Ratio (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts	$ 20,693,170	$ 5,204,619
Total equity	$ 96,211,092	$ 86,321,816	$ 20,257,961	$ 5,513,803
Debt-to-equity %	21.51%	6.02%